Costs of revenues - Schedule of cost of revenues (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Costs of revenues
Total	$ 200,649	$ 200,054	$ 118,603
Bandwidth costs
Costs of revenues
Total	112,522	104,580	80,720
Revenue-sharing from live streaming business
Costs of revenues
Total	67,302	78,636	26,506
Payment handling charges
Costs of revenues
Total	8,494	6,500	3,066
Cost of inventories sold
Costs of revenues
Total	5,911	2,228	1,516
Depreciation of servers and other equipment
Costs of revenues
Total	740	1,363	4,805
Other costs
Costs of revenues
Total	$ 5,680	$ 6,747	$ 1,990